Average Annual Total Returns - FidelityMinnesotaMunicipalIncomeFund-PRO - FidelityMinnesotaMunicipalIncomeFund-PRO - Fidelity Minnesota Municipal Income Fund	Mar. 01, 2024
Fidelity Minnesota Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.02%
Past 5 years	1.87%
Past 10 years	2.43%
Fidelity Minnesota Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.02%
Past 5 years	1.83%
Past 10 years	2.37%
Fidelity Minnesota Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.94%
Past 5 years	1.95%
Past 10 years	2.43%
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
F1732
Average Annual Return:
Past 1 year	4.76%
Past 5 years	2.00%
Past 10 years	2.52%